UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Wahed Dow Jones Islamic World ETF
UMMA (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at  1-855-976-4747.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$33	0.65%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$117,865,243
Number of Holdings	96
Portfolio Turnover	12%
30-Day SEC Yield	1.04%
Visit https://www.wahed.com/umma for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top Sectors	(%)
Technology	35.7%
Health Care	20.1%
Industrials	15.8%
Consumer Discretionary	7.9%
Materials	7.5%
Consumer Staples	6.6%
Energy	2.4%
Communications	2.1%
Financials	0.6%
Cash & Other	1.3%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Shopify, Inc.	6.2%
Novo Nordisk AS - Class B	4.2%
Infineon Technologies AG	3.5%
ASML Holding NV	3.5%
SAP SE	3.0%
Nestle SA	2.8%
AstraZeneca PLC	2.6%
Novartis AG	2.6%
Roche Holding AG	2.5%
Changes to Fund’s Principal Risks:
Due to the removal of discretionary ESG screening, the fund removed the principal risk labeled “Environmental, Social & Governance Risk”. Due to the change in its age and maturity, the fund removed the principal risk labeled “Limited Operating History Risk”.
Changes to the Fund’s Principal Investment Strategy:
The fund (UMMA) changed an aspect of its Principal Investment Strategy by removing ESG considerations and screening from its discretionary investment decisions in the fund. This resulted in the removal of any reference to “ESG Screens” and related language in the disclosure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/umma.
Wahed Dow Jones Islamic World ETF	PAGE 1	TSR-SAR-53656F268

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed Dow Jones Islamic World ETF	PAGE 2	TSR-SAR-53656F268

Wahed FTSE USA Shariah ETF
HLAL (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at  1-855-976-4747.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$26	0.50%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$570,522,686
Number of Holdings	202
Portfolio Turnover	4%
30-Day SEC Yield	0.60%
Visit https://www.wahed.com/hlal for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top Sectors	(%)
Technology	56.0%
Health Care	11.4%
Consumer Discretionary	8.6%
Industrials	7.8%
Energy	6.1%
Consumer Staples	4.8%
Basic Materials	2.4%
Telecommunications	1.1%
Real Estate	1.1%
Cash & Other	0.7%

Top 10 Issuers	(%)
Apple, Inc.	15.2%
Microsoft Corp.	13.9%
Alphabet, Inc.	8.1%
Meta Platforms, Inc.	5.5%
Tesla, Inc.	4.2%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co.	1.9%
Johnson & Johnson	1.6%
Salesforce, Inc.	1.4%
Chevron Corp.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/hlal.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed FTSE USA Shariah ETF	PAGE 1	TSR-SAR-53656F607

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wahed Dow Jones Islamic World ETF
(UMMA)
Wahed FTSE USA Shariah ETF
(HLAL)
Semi-Annual Financial Statements & Other Information
November 30, 2024 (Unaudited)

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.0%
Safran SA	4,960	$1,155,145
Apparel & Textile Products - 2.3%
adidas AG	2,432	573,072
Cie Financière Richemont SA	7,892	1,099,147
Hermes International SCA	495	1,079,622
		2,751,841
Automotive - 1.4%
BYD Co. Ltd. - Class H	15,974	520,591
Denso Corp.	31,002	439,480
Ferrari NV	1,619	704,002
		1,664,073
Biotech & Pharmaceutical - 16.9%
AstraZeneca PLC	22,775	3,071,983
Chugai Pharmaceutical Co. Ltd.	9,187	403,608
CSL Ltd.	7,099	1,305,165
Daiichi Sankyo Co. Ltd.	28,603	904,455
GSK PLC	60,779	1,031,331
Novartis AG	28,949	3,064,782
Novo Nordisk AS - Class B	46,299	4,965,619
Otsuka Holdings Co. Ltd.	7,637	441,638
Roche Holding AG	10,318	2,992,337
Roche Holding AG - Bearer Shares	416	127,869
Sanofi SA	16,184	1,574,145
		19,882,932
Chemicals - 2.5%
Air Liquide SA	8,490	1,410,352
Givaudan SA	113	497,790
Shin-Etsu Chemical Co. Ltd.	29,409	1,087,576
		2,995,718
Commercial Support Services - 4.3%
Compass Group PLC	24,587	840,974
Recruit Holdings Co. Ltd.	24,258	1,677,393
RELX PLC	27,412	1,290,899
Waste Connections, Inc.	3,709	718,992
Wolters Kluwer NV	3,554	592,903
		5,121,161
Construction Materials - 0.5%
Sika AG	2,353	609,216
Diversified Industrials - 1.5%
Hitachi Ltd.	68,223	1,703,928

The accompanying notes are an integral part of these financial statements.

1

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
E-Commerce Discretionary - 1.5%
JD.com, Inc. - ADR	18,637	$696,651
PDD Holdings, Inc. - ADR(a)	10,607	1,024,212
		1,720,863
Electrical Equipment - 4.5%
ABB Ltd.	23,491	1,340,667
Assa Abloy AB - Class B	14,566	446,765
Daikin Industries Ltd.	4,300	518,084
Legrand SA	3,845	385,316
Mitsubishi Electric Corp.	31,399	532,498
Schneider Electric SE	7,904	2,032,789
		5,256,119
Food - 2.8%
Nestle SA	38,484	3,340,813
Health Care Facilities & Services - 0.5%
Lonza Group AG	1,053	629,171
Household Products - 3.8%
Haleon PLC	102,676	488,486
L’Oreal SA	3,371	1,170,142
Reckitt Benckiser Group PLC	10,223	631,507
Unilever PLC	36,617	2,187,944
		4,478,079
Internet Media & Services - 2.1%
Meituan - Class B(a)(b)	76,658	1,661,906
Prosus NV	20,447	832,531
		2,494,437
IT Services - 0.7%
Capgemini SE	2,197	352,480
Fujitsu Ltd.	24,654	470,475
		822,955
Leisure Facilities & Services - 0.4%
Amadeus IT Group SA	6,429	451,013
Machinery - 2.4%
Atlas Copco AB - Class A	37,463	597,515
Atlas Copco AB - Class B	21,702	306,285
FANUC Corp.	13,359	345,750
Keyence Corp.	2,929	1,262,209
SMC Corp.	859	363,424
		2,875,183

The accompanying notes are an integral part of these financial statements.

2

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical Equipment & Devices - 2.7%
Alcon, Inc.	7,335	$652,573
EssilorLuxottica SA	4,227	1,025,956
FUJIFILM Holdings Corp.	18,195	408,762
Hoya Corp.	5,084	651,981
Terumo Corp.	21,158	429,824
		3,169,096
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd.	7,213	608,197
Barrick Gold Corp.	25,210	441,488
BHP Group Ltd.	74,401	1,966,365
Franco-Nevada Corp.	2,825	345,904
Rio Tinto Ltd.	5,443	419,260
Rio Tinto PLC	15,640	981,339
Vale SA - ADR	52,529	517,936
		5,280,489
Oil & Gas Supply Chain- 2.2%
Canadian Natural Resources Ltd.	31,285	1,061,788
Cenovus Energy, Inc.	18,172	287,866
LUKOIL PJSC - ADR(a)(c)	224	0
Suncor Energy, Inc.	18,672	742,933
Woodside Energy Group Ltd.	27,890	445,320
		2,537,907
Renewable Energy - 0.2%
Vestas Wind Systems AS(a)	14,611	226,997
Retail - Discretionary - 2.3%
Fast Retailing Co. Ltd.	3,038	1,033,873
Industria de Diseno Textil SA	16,495	909,081
Wesfarmers Ltd.	16,425	768,584
		2,711,538
Semiconductors - 20.8%
Advantest Corp.	10,964	601,547
ASM International NV	682	368,376
ASML Holding NV	5,863	4,077,144
Disco Corp.	1,338	361,706
Infineon Technologies AG	126,909	4,130,484
SK Hynix, Inc.	7,521	862,054
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	70,563	13,030,163
Tokyo Electron Ltd.	6,928	1,075,285
		24,506,759

The accompanying notes are an integral part of these financial statements.

3

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 10.3%
Constellation Software, Inc./Canada	281	$950,112
Dassault Systemes SE	9,634	332,228
SAP SE	15,003	3,563,805
Shopify, Inc. - Class A(a)	63,510	7,340,969
		12,187,114
Specialty Finance - 0.6%
Experian PLC	13,506	643,928
Technology Hardware - 3.9%
Canon, Inc.	14,110	457,353
Murata Manufacturing Co. Ltd.	26,681	445,912
NIDEC CORP	14,687	269,419
Samsung Electronics Co. Ltd.	70,833	2,751,979
Xiaomi Corp. - Class B(a)(b)	197,850	705,558
		4,630,221
Transportation & Logistics - 2.1%
Canadian National Railway Co.	8,133	908,126
Canadian Pacific Kansas City Ltd.	13,707	1,048,571
DSV AS	2,477	528,656
		2,485,353
TOTAL COMMON STOCKS (Cost $104,874,195)		116,332,049
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Goodman Group	25,668	633,908
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $610,113)		633,908
	Contracts
WARRANTS - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(c)(e)(f)	122	0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 99.2% (Cost $105,484,308)		$116,965,957
Other Assets in Excess of Liabilities - 0.8%		899,286
TOTAL NET ASSETS - 100.0%		$117,865,243

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
The accompanying notes are an integral part of these financial statements.

4

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $2,367,464 or 2.0% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(f)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$116,332,049	$ —	$ 0(a)	$116,332,049
Real Estate Investment Trusts	633,908	—	—	633,908
Warrants	—	—	0(a)	0(a)
Total Investments	$116,965,957	$—	$0(a)	$116,965,957

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were notransfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2024	$2,464
Realized gain (loss)	—
Change in unrealized net depreciation	(2,464)
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of November 30, 2024	$—
Change in Net unrealized appreciation/depreciation during the year for Level 3 investments held at November 30, 2024	$(2,464)

The Level 3 investments as of November 30, 2024 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.
The accompanying notes are an integral part of these financial statements.

5

WAHED DOW JONES ISLAMIC WORLD ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)
Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)

Japan	$15,886,180	13.5%
Canada	14,454,946	12.3
Switzerland	14,354,365	12.2
Taiwan	13,030,163	11.1
United Kingdom	10,524,463	8.9
France	10,518,175	8.9
Germany	8,267,361	7.0
Netherlands	5,870,954	5.0
Denmark	5,721,272	4.8
Australia	5,538,602	4.7
South Korea	3,614,033	3.0
China	3,584,706	3.0
Ireland	1,668,140	1.5
Spain	1,360,094	1.2
Sweden	1,350,565	1.1
Italy	704,002	0.6
Brazil	517,936	0.4
Russia	0	0.0
Other Assets in Excess of Liabilities	899,286	0.8
	$117,865,243	100.0%

The accompanying notes are an integral part of these financial statements.

6

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Automobiles and Parts - 4.4%
Aptiv PLC(a)	6,868	$381,380
Genuine Parts Co.	3,504	444,062
LKQ Corp.	6,614	259,864
Tesla, Inc.(a)	69,708	24,060,413
		25,145,719
Basic Resources - 0.8%
Fastenal Co.	14,427	1,205,520
International Paper Co.	7,010	412,398
Newmont Corp.	29,106	1,220,706
Nucor Corp.	6,045	935,101
Southern Copper Corp.	2,197	220,508
Steel Dynamics, Inc.	3,735	542,583
		4,536,816
Chemicals - 1.6%
Air Products and Chemicals, Inc.	5,599	1,871,914
Albemarle Corp.	2,942	316,853
CF Industries Holdings, Inc.	4,584	411,002
International Flavors & Fragrances, Inc.	6,449	589,181
Linde PLC	12,019	5,540,639
LyondellBasell Industries NV - Class A	6,560	546,710
Westlake Corp.	828	106,315
		9,382,614
Construction and Materials - 1.3%
Builders FirstSource, Inc.(a)	3,026	564,258
Carrier Global Corp.	21,158	1,636,995
Martin Marietta Materials, Inc.	1,535	921,000
Quanta Services, Inc.	3,654	1,258,876
Trane Technologies PLC	5,706	2,374,951
Vulcan Materials Co.	3,324	957,744
		7,713,824
Consumer Products and Services - 2.6%
DR Horton, Inc.	7,472	1,261,124
eBay, Inc.	12,752	807,074
Electronic Arts, Inc.	6,732	1,101,827
Estee Lauder Cos., Inc. - Class A	5,805	418,657
Garmin Ltd.	3,904	829,990
Lennar Corp. - Class A	5,986	1,043,899
Lennar Corp. - Class B	171	28,186
Lululemon Athletica, Inc.(a)	3,043	975,768
NIKE, Inc. - Class B	30,338	2,389,724
Pool Corp.	937	353,333
PulteGroup, Inc.	5,202	703,675
Rollins, Inc.	7,040	354,323

The accompanying notes are an integral part of these financial statements.

7

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Products and Services - (Continued)
Take-Two Interactive Software, Inc.(a)	4,346	$818,700
Uber Technologies, Inc.(a)	50,269	3,617,357
		14,703,637
Energy - 6.1%
Baker Hughes Co.	25,164	1,105,958
Chevron Corp.	43,103	6,979,669
ConocoPhillips	33,143	3,590,705
Devon Energy Corp.	15,854	601,659
Diamondback Energy, Inc.	4,748	843,197
Exxon Mobil Corp.	112,615	13,284,065
First Solar, Inc.(a)	2,684	534,841
Halliburton Co.	22,221	707,961
Hess Corp.	7,039	1,036,000
Marathon Petroleum Corp.	8,873	1,385,519
Occidental Petroleum Corp.	16,817	850,604
Phillips 66	10,543	1,412,551
Schlumberger NV	36,047	1,583,905
Valero Energy Corp.	8,044	1,118,760
		35,035,394
Food, Beverage and Tobacco - 2.1%
Archer-Daniels-Midland Co.	12,027	656,674
Bunge Global SA	3,547	318,308
Coca-Cola Co.	97,437	6,243,763
Corteva, Inc.	17,642	1,098,038
Keurig Dr Pepper, Inc.	26,738	872,996
McCormick & Co., Inc./MD	6,339	497,041
Mondelez International, Inc. - Class A	33,776	2,193,751
		11,880,571
Health Care - 11.4%
Abbott Laboratories	43,266	5,138,703
Agilent Technologies, Inc.	7,384	1,018,770
Align Technology, Inc.(a)	1,883	438,306
Becton Dickinson & Co.	7,294	1,618,539
Biogen, Inc.(a)	3,664	588,548
BioMarin Pharmaceutical, Inc.(a)	4,760	314,303
Bio-Techne Corp.	3,915	295,034
Boston Scientific Corp.(a)	37,055	3,359,406
Cardinal Health, Inc.	6,138	750,309
Charles River Laboratories International, Inc.(a)	1,288	256,389
Cooper Cos., Inc.(a)	4,914	513,316
Danaher Corp.	16,171	3,876,027
Edwards Lifesciences Corp.(a)	15,077	1,075,744
GE HealthCare Technologies, Inc.	11,116	925,074
Hologic, Inc.(a)	5,759	457,841

The accompanying notes are an integral part of these financial statements.

8

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
ICON PLC(a)	2,056	$432,274
IDEXX Laboratories, Inc.(a)	2,064	870,492
Illumina, Inc.(a)	4,011	578,186
Insulet Corp.(a)	1,760	469,533
Intuitive Surgical, Inc.(a)	8,839	4,790,738
Johnson & Johnson	60,557	9,386,941
Labcorp Holdings, Inc.	2,103	507,159
Medtronic PLC	32,382	2,802,338
Merck & Co., Inc.	63,567	6,460,950
Pfizer, Inc.	142,323	3,730,286
Quest Diagnostics, Inc.	2,790	453,821
Regeneron Pharmaceuticals, Inc.(a)	2,606	1,955,073
ResMed, Inc.	3,658	910,915
Revvity, Inc.	3,099	359,918
STERIS PLC	2,472	541,516
Stryker Corp.	9,126	3,578,761
Teleflex, Inc.	1,174	226,406
Thermo Fisher Scientific, Inc.	9,528	5,046,315
West Pharmaceutical Services, Inc.	1,826	594,692
Zimmer Biomet Holdings, Inc.	5,156	577,988
		64,900,611
Industrial Goods and Services - 6.4%
3M Co.	13,934	1,860,607
Automatic Data Processing, Inc.	10,246	3,144,805
Axon Enterprise, Inc.(a)	1,807	1,169,057
Cintas Corp.	8,717	1,968,212
Cummins, Inc.	3,446	1,292,388
Dover Corp.	3,458	712,002
Dow, Inc.	15,258	674,556
DuPont de Nemours, Inc.	10,200	852,618
Emerson Electric Co.	14,132	1,873,903
Expeditors International of Washington, Inc.	3,555	432,430
FedEx Corp.	5,706	1,727,035
Ferguson Enterprises, Inc.	5,087	1,098,436
Fortive Corp.	8,863	703,102
GE Vernova, Inc.(a)	6,750	2,255,310
Hubbell, Inc.	1,348	620,201
IDEX Corp.	1,902	438,658
Ingersoll Rand, Inc.	10,167	1,059,096
JB Hunt Transport Services, Inc.	2,053	388,243
Johnson Controls International PLC	16,833	1,411,615
Old Dominion Freight Line, Inc.	4,945	1,113,317
PACCAR, Inc.	12,971	1,517,607
Packaging Corp. of America	2,232	555,433
Pentair PLC	4,151	452,418

The accompanying notes are an integral part of these financial statements.

9

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Goods and Services - (Continued)
PPG Industries, Inc.	5,881	$731,420
Rockwell Automation, Inc.	2,878	849,413
Snap-on, Inc.	1,304	482,076
Stanley Black & Decker, Inc.	3,875	346,619
Trimble, Inc.(a)	6,136	447,744
United Parcel Service, Inc. - Class B	18,378	2,494,262
Veralto Corp.	6,220	672,942
Westinghouse Air Brake Technologies Corp.	4,407	884,132
WW Grainger, Inc.	1,062	1,280,071
Xylem, Inc./NY	6,091	772,034
Zebra Technologies Corp. - Class A(a)	1,290	525,030
		36,806,792
Media - 0.3%
Interpublic Group of Cos., Inc.	9,498	292,633
Liberty Media Corp.-Liberty Formula One - Class A(a)	578	46,760
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,193	458,853
News Corp. - Class A	9,590	281,467
News Corp. - Class B	2,854	91,585
Omnicom Group, Inc.	4,875	510,998
		1,682,296
Personal Care, Drug and Grocery Stores - 2.8%
Cencora, Inc.	4,176	1,050,473
Church & Dwight Co., Inc.	6,147	676,969
Kenvue, Inc.	48,293	1,162,895
McKesson Corp.	3,262	2,050,167
Procter & Gamble Co.	59,229	10,617,391
Walgreens Boots Alliance, Inc.	18,055	162,856
		15,720,751
Retail - 1.2%
Burlington Stores, Inc.(a)	1,586	447,061
Dollar Tree, Inc.(a)	5,084	362,337
Ross Stores, Inc.	8,293	1,284,337
TJX Cos., Inc.	28,581	3,592,346
Tractor Supply Co.	2,715	770,164
Ulta Beauty, Inc.(a)	1,192	460,875
		6,917,120
Technology - 56.0%(b)
Adobe, Inc.(a)	11,019	5,685,033
Advanced Micro Devices, Inc.(a)	40,359	5,536,246
Akamai Technologies, Inc.(a)	3,782	355,584
Alphabet, Inc. - Class A	147,598	24,936,682
Alphabet, Inc. - Class C	123,662	21,083,134
Analog Devices, Inc.	12,500	2,725,625

The accompanying notes are an integral part of these financial statements.

10

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
ANSYS, Inc.(a)	2,198	$771,718
Apple, Inc.	364,954	86,614,533
Applied Materials, Inc.	20,827	3,638,685
Autodesk, Inc.(a)	5,423	1,582,974
Cadence Design Systems, Inc.(a)	6,876	2,109,626
Corning, Inc.	19,332	940,888
Dell Technologies, Inc. - Class C	6,839	872,588
F5, Inc.(a)	1,465	366,763
Flex Ltd.(a)	10,005	389,895
Gartner, Inc.(a)	1,893	980,441
GLOBALFOUNDRIES, Inc.(a)	2,466	106,654
HP, Inc.	24,660	873,704
Intel Corp.	107,519	2,585,832
KLA Corp.	3,382	2,188,255
Lam Research Corp.	32,920	2,432,130
Marvell Technology, Inc.	21,611	2,003,124
Meta Platforms, Inc. - Class A	54,976	31,573,816
Micron Technology, Inc.	27,801	2,723,108
Microsoft Corp.	186,716	79,066,757
NetApp, Inc.	5,195	637,115
NXP Semiconductors NV	6,453	1,480,125
Okta, Inc.(a)	4,018	311,636
ON Semiconductor Corp.(a)	10,824	769,803
Palo Alto Networks, Inc.(a)	7,768	3,012,586
PTC, Inc.(a)	2,968	593,778
Qorvo, Inc.(a)	2,377	164,132
QUALCOMM, Inc.	27,967	4,433,609
Roper Technologies, Inc.	2,689	1,523,157
Salesforce, Inc.	23,390	7,718,466
ServiceNow, Inc.(a)	5,062	5,312,265
Super Micro Computer, Inc.(a)	12,474	407,151
Synopsys, Inc.(a)	3,822	2,134,549
TE Connectivity PLC	7,677	1,160,148
Teradyne, Inc.	3,936	432,960
Texas Instruments, Inc.	22,804	4,584,288
Tyler Technologies, Inc.(a)	1,060	666,920
Vertiv Holdings Co. - Class A	9,029	1,152,100
Western Digital Corp.(a)	8,226	600,416
		319,238,999
Telecommunications - 1.1%
Cisco Systems, Inc.	101,620	6,016,920
Juniper Networks, Inc.	8,211	294,939
		6,311,859

The accompanying notes are an integral part of these financial statements.

11

WAHED FTSE USA SHARIAH ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,068	$259,620
Southwest Airlines Co.	3,766	121,868
United Airlines Holdings, Inc.(a)	2,062	199,663
		581,151
Utilities - 0.5%
Atmos Energy Corp.	3,779	571,837
Avangrid, Inc.	1,786	64,475
Constellation Energy Corp.	7,935	2,035,804
		2,672,116
TOTAL COMMON STOCKS (Cost $428,939,349)		563,230,270
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Alexandria Real Estate Equities, Inc.	4,365	481,154
Prologis, Inc.	23,309	2,722,025
Regency Centers Corp.	4,621	349,301
Welltower, Inc.	15,203	2,100,751
Weyerhaeuser Co.	18,370	592,616
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,819,021)		6,245,847
TOTAL INVESTMENTS - 99.8% (Cost $434,758,370)		$569,476,117
Other Assets in Excess of Liabilities - 0.2%		1,046,569
TOTAL NET ASSETS - 100.0%		$570,522,686

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$563,230,270	$ —	$ —	$563,230,270
Real Estate Investment Trusts	6,245,847	—	—	6,245,847
Total Investments	$569,476,117	$—	$—	$569,476,117

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

Wahed ETFs
Statements of Assets and Liabilities
November 30, 2024 (Unaudited)

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
ASSETS:
Investments, at value	$116,965,957	$569,476,117
Cash	765,100	519,136
Dividend tax reclaims receivable	124,362	1,710
Dividends receivable	70,500	754,573
Total assets	117,925,919	570,751,536
LIABILITIES:
Payable to adviser	60,676	228,850
Total liabilities	60,676	228,850
NET ASSETS	$117,865,243	$570,522,686
Net Assets Consists of:
Paid-in capital	$111,804,638	$444,396,975
Total distributable earnings	6,060,605	126,125,711
Total net assets	$117,865,243	$570,522,686
Net assets	$117,865,243	$570,522,686
Shares issued and outstanding	4,850,000	10,725,000
Net asset value per share	$24.30	$53.20
Cost:
Investments, at cost	$105,484,308	$434,758,370

The accompanying notes are an integral part of these financial statements.

13

Wahed ETFs
Statements of Operations
For the Period Ended November 30, 2024 (Unaudited)

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
INVESTMENT INCOME:
Dividend income	$612,139	$2,972,266
Less: Dividend withholding taxes	(60,953)	(1,764)
Less: Issuance fees	(231)	(12)
Total investment income	550,955	2,970,490
EXPENSES:
Investment advisory fee	341,984	1,287,209
Total expenses	341,984	1,287,209
NET INVESTMENT INCOME	208,971	1,683,281
REALIZED AND UNREALIZED GAIN	369,196	46,213,008
Net realized gain/(loss) from:
Investments	(1,961,975)	8,035,394
Foreign currency translation	(20,432)	—
Net realized gain/(loss)	(1,982,407)	8,035,394
Net change in unrealized appreciation on:
Investments	2,351,049	38,177,614
Foreign currency translation	553	—
Net change in unrealized appreciation	2,351,602	38,177,614
Net realized and unrealized gain	369,195	46,213,008
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$578,166	$47,896,289

The accompanying notes are an integral part of these financial statements.

14

WAHED ETFs
Statements of Changes in Net Assets

	Wahed Dow Jones Islamic World ETF		Wahed FTSE USA Shariah ETF
	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$208,971	$826,491	$1,683,281	$2,476,118
Net realized gain/(loss)	(1,982,407)	(1,883,064)	8,035,394	3,010,924
Net change in unrealized appreciation	2,351,602	11,313,776	38,177,614	58,317,487
Net increase in net assets from operations	578,166	10,257,203	47,896,289	63,804,529
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(657,162)	(520,101)	(1,940,649)	(1,942,537)
Total distributions to shareholders	(657,162)	(520,101)	(1,940,649)	(1,942,537)
CAPITAL TRANSACTIONS:
Creations	28,254,785	39,440,915	101,940,592	169,876,580
Redemptions	(2,483,880)	—	(29,294,130)	(22,270,655)
ETF transaction fees (See Note 4)	2,232	12,282	—	41
Net increase in net assets from capital transactions	25,773,137	39,453,197	72,646,462	147,605,966
Net increase in net assets	25,694,141	49,190,299	118,602,102	209,467,958
NET ASSETS:
Beginning of the period	92,171,102	42,980,803	451,920,584	242,452,626
End of the period	$117,865,243	$92,171,102	$570,522,686	$451,920,584
SHARES TRANSACTIONS
Creations	1,150,000	1,750,000	2,000,000	3,775,000
Redemptions	(100,000)	—	(575,000)	(500,000)
Total increase in shares outstanding	1,050,000	1,750,000	1,425,000	3,275,000

The accompanying notes are an integral part of these financial statements.

15

WAHED DOW JONES ISLAMIC WORLD ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$24.26	$20.97	$20.70	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.30	0.31	0.25
Net realized and unrealized gain (loss) on investments(c)	0.14	3.18	0.30	(4.44)
Total from investment operations	0.19	3.48	0.61	(4.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.19)	(0.34)	(0.13)
Total distributions	(0.15)	(0.19)	(0.34)	(0.13)
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.02
Net asset value, end of period	$24.30	$24.26	$20.97	$20.70
Total return(e)	0.78%	16.66%	3.20%	−16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$117,865	$92,171	$42,981	$32,077
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	0.40%	1.34%	1.56%	2.91%
Portfolio turnover rate(e)(g)	12%	11%	11%	8%

(a)	The Fund commenced operations on January 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)
Realized and unrealized gains and losses per share in the caption may be balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

WAHED FTSE USA SHARIAH ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,				Period Ended May 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$48.59	$40.24	$38.50	$36.50	$26.00	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.33	0.40	0.40	0.36	0.40
Net realized and unrealized gain on investments(c)	4.63	8.28	1.74	1.96	10.44	0.90
Total from investment operations	4.80	8.61	2.14	2.36	10.80	1.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.26)	(0.40)	(0.36)	(0.30)	(0.28)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.19)	(0.26)	(0.40)	(0.36)	(0.30)	(0.30)
ETF transaction fees per share	—	0.00(d)	—	—	—	—
Net asset value, end of period	$53.20	$48.59	$40.24	$38.50	$36.50	$26.00
Total return(e)	9.87%	21.47%	5.70%	6.43%	41.70%	5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$570,523	$451,921	$242,453	$167,486	$109,505	$32,506
Ratio of expenses to average net assets(f)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(f)	0.65%	0.73%	1.10%	1.01%	1.08%	1.81%
Portfolio turnover rate(e)(g)	4%	7%	29%	16%	19%	15%

(a)	The Fund commenced operations on July 15, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)
Realized and unrealized gains and losses per share in the caption may be balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited)
1. ORGANIZATION
The Wahed Dow Jones Islamic World ETF (“UMMA”) and Wahed FTSE USA Shariah ETF (“HLAL”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions;

18

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)
trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of November 30, 2024, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

19

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2024, the Funds’ most recent fiscal year end, the

20

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)
Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At May 31, 2024, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of UMMA’s average daily net assets and at an annual rate of 0.50% of HLAL’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

21

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed Dow Jones Islamic World ETF	$2,000
Wahed FTSE USA Shariah ETF	500

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Six Months Ended November 30, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$657,162	$ —
Wahed FTSE USA Shariah ETF	1,940,649	—

22

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)

	Fiscal Year Ended May 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF	$520,101	$ —
Wahed FTSE USA Shariah ETF	1,942,537	—

(1)	Ordinary income may include short-term capital gains.
At May 31, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
Federal Tax Cost of Investments	$82,855,857	$361,052,780
Gross Tax Unrealized Appreciation	$14,283,494	$109,694,306
Gross Tax Unrealized Depreciation	(5,836,269)	(20,511,495)
Net Tax Unrealized Appreciation (Depreciation)	8,447,225	89,182,811
Undistributed Ordinary Income	464,248	924,210
Other Accumulated Gain (Loss)	(2,771,872)	(9,936,950)
Total Distributable Earnings / (Accumulated Losses)	$6,139,601	$80,170,071

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
At May 31, 2024, the Funds’ most recent fiscal year end, Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF had short-term capital losses of $738,414 and $7,699,587, respectively, and long-term capital losses of $2,033,458 and $2,237,363, respectively, which will be carried forward indefinitely to offset future realized capital gains.
6. INVESTMENT TRANSACTIONS
During the period ended November 30, 2024, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed Dow Jones Islamic World ETF	$61,705	$(599,692)
Wahed FTSE USA Shariah ETF	10,776,908	(1,453,113)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended November 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed Dow Jones Islamic World ETF	$13,174,590	$12,529,637	$26,316,668	$1,690,689
Wahed FTSE USA Shariah ETF	22,348,405	20,577,195	102,622,215	28,968,425

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

23

Wahed ETFs
Notes to Financial Statements
November 30, 2024 (Unaudited) (Continued)
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
On December 26, 2024, the Funds paid a distribution to shareholders of record on December 24, 2024, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed Dow Jones Islamic World ETF	$0.004	$21,069
Wahed FTSE USA Shariah ETF	0.083	905,533

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

24

Wahed ETFs
Additional Information
November 30, 2024 (Unaudited)
TAX INFORMATION
Each Fund designated 100.00% of its ordinary income distribution for the most recent fiscal year ended May 31, 2024, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the most recent fiscal year ended May 31, 2024, 0.03% and 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF, respectively.
For the most recent fiscal year ended May 31, 2024, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed FTSE USA Shariah ETF	$1,375,337	$146,282

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/3/2025

* Print the name and title of each signing officer under his or her signature.